                      FIRST AMERICAN STRATEGY FUNDS, INC.

                   PROSPECTUS SUPPLEMENT DATED MARCH 1, 2007
   THIS SUPPLEMENT UPDATES THE FOLLOWING PROSPECTUS DATED DECEMBER 20, 2006:

                   FIRST AMERICAN LIFECYCLE FUNDS PROSPECTUS

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This supplement and the Prospectus dated December 20, 2006 together constitute a current Prospectus. To request a copy of a Prospectus, please call 800 677-FUND.

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Information regarding the fund performance for Strategy Aggressive Growth
Allocation Fund, Strategy Growth Allocation Fund, and Strategy Growth & Income Allocation Fund, which is set forth in the Prospectus under the heading "Fund Summaries -- Fund Performance" on pages 6-8, is replaced by the following:

                                                                   LIFECYCLE-STK

STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class R)(1)

                                  (BAR CHART)

      18.01%       7.36%      26.49%      (1.75)%    (14.19)%    (19.29)%     29.24%      12.11%       8.51%
       1997        1998        1999        2000        2001        2002        2003        2004        2005

     Best Quarter:
     Quarter ended  December 31, 1999    20.43%
     Worst Quarter:
     Quarter ended  September 30, 2002  (15.60)%

                                                                                                             Since
                                                                                                         Inception
                                                                                                         (Class A,
                                                                                                          Class B,
                                                                                                          Class C,          Since
AVERAGE ANNUAL TOTAL RETURNS                                Inception                                          and      Inception
AS OF 12/31/05                                                   Date      One Year      Five Years       Class Y)      (Class R)
---------------------------------------------------------------------------------------------------------------------------------
Strategy Aggressive Growth Allocation Fund
---------------------------------------------------------------------------------------------------------------------------------
  Class A (return before taxes)                               9/24/01        2.88%              N/A          7.85%            N/A
---------------------------------------------------------------------------------------------------------------------------------
  Class B (return before taxes)                               9/24/01        2.97%              N/A          8.07%            N/A
---------------------------------------------------------------------------------------------------------------------------------
  Class C (return before taxes)                               9/24/01        6.97%              N/A          8.45%            N/A
---------------------------------------------------------------------------------------------------------------------------------
  Class R (return before taxes)                               10/1/96        8.51%            1.72%            N/A          6.43%
---------------------------------------------------------------------------------------------------------------------------------
  Class R (return after taxes on distributions)                              8.16%            1.29%            N/A          5.02%
---------------------------------------------------------------------------------------------------------------------------------
  Class R (return after taxes on distributions and sale
  of fund shares)                                                            5.73%            1.25%            N/A          4.89%
---------------------------------------------------------------------------------------------------------------------------------
  Class Y (return before taxes)                               9/24/01        9.03%              N/A          9.50%            N/A
---------------------------------------------------------------------------------------------------------------------------------
Dow Jones 80% U.S. Portfolio Index(2) (reflects no
deduction for fees, expenses, or taxes)                                      7.09%            5.05%         10.09%          9.18%
---------------------------------------------------------------------------------------------------------------------------------
Custom Benchmark(3) (reflects no deduction for fees,
expenses, or taxes)                                                          7.37%            2.84%          8.69%          8.07%
---------------------------------------------------------------------------------------------------------------------------------
Russell 3000 Index(4) (reflects no deduction for fees,
expenses, or taxes)                                                          6.12%            1.58%          8.47%          8.51%

(1)Total return for the period from 1/1/06 through 9/30/06 was 7.72%.

(2)A weighted average of other stock, bond, and cash indexes. The index is reconstructed monthly and represents 80% of the risk of the U.S. equities market. Previously, the fund used the Russell 3000 Index as its primary benchmark index. Going forward, the fund will use the Dow Jones 80% U.S. Portfolio Index as a comparison, because its composition better matches the fund's investment objective and strategies. The since inception performance of the index is calculated from 9/30/01 for Class A, Class B, Class C, and Class Y and from 9/30/96 for Class R.

(3)Consists of 70% Russell 3000 Index, 20% Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, and 10% Lehman Aggregate Bond Index. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies (98% of the investable U.S. equity market) based on total market capitalization. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, and the Far East. The Lehman Aggregate Bond Index is an unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market. The since inception performance of the custom benchmark is calculated from 9/30/01 for Class A, Class B, Class C, and Class Y and from 9/30/96 for Class R.

(4)An unmanaged index that measures the performance of the 3,000 largest U.S. companies (98% of the investable U.S. equity market) based on total market capitalization.


                              6
                      PROSPECTUS - First American Lifecycle Funds

STRATEGY GROWTH ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class R)(1)



                         (BAR CHART)
                                  (BAR CHART)

      16.36%       7.52%      19.13%       1.13%     (10.58)%    (15.73)%     24.18%      11.13%       7.48%
       1997        1998        1999        2000        2001        2002        2003        2004        2005

     Best Quarter:
     Quarter ended  December 31, 1999    14.91%
     Worst Quarter:
     Quarter ended  September 30, 2002  (12.47)%

                                                                                                             Since
                                                                                                         Inception
                                                                                                         (Class A,
                                                                                                          Class B,
                                                                                                          Class C,          Since
AVERAGE ANNUAL TOTAL RETURNS                                Inception                                          and      Inception
AS OF 12/31/05                                                   Date      One Year      Five Years       Class Y)      (Class R)
---------------------------------------------------------------------------------------------------------------------------------
Strategy Growth Allocation Fund
---------------------------------------------------------------------------------------------------------------------------------
  Class A (return before taxes)                               9/24/01        1.73%              N/A          6.85%            N/A
---------------------------------------------------------------------------------------------------------------------------------
  Class B (return before taxes)                               9/24/01        1.81%              N/A          7.12%            N/A
---------------------------------------------------------------------------------------------------------------------------------
  Class C (return before taxes)                               9/24/01        5.85%              N/A          7.51%            N/A
---------------------------------------------------------------------------------------------------------------------------------
  Class R (return before taxes)                               10/1/96        7.48%            2.25%            N/A          6.24%
---------------------------------------------------------------------------------------------------------------------------------
  Class R (return after taxes on distributions)                              7.04%            1.54%            N/A          4.70%
---------------------------------------------------------------------------------------------------------------------------------
  Class R (return after taxes on distributions and sale
  of fund shares)                                                            5.05%            1.53%            N/A          4.59%
---------------------------------------------------------------------------------------------------------------------------------
  Class Y (return before taxes)                               9/24/01        7.95%              N/A          8.53%            N/A
---------------------------------------------------------------------------------------------------------------------------------
Dow Jones 60% U.S. Portfolio Index(2) (reflects no
deduction for fees, expenses, or taxes)                                      6.00%            5.54%          9.02%          8.66%
---------------------------------------------------------------------------------------------------------------------------------
Custom Benchmark(3) (reflects no deduction for fees,
expenses, or taxes)                                                          6.45%            3.45%          8.09%          8.03%
---------------------------------------------------------------------------------------------------------------------------------
Russell 3000 Index(4) (reflects no deduction for fees,
expenses, or taxes)                                                          6.12%            1.58%          8.47%          8.51%

(1)Total return for the period from 1/1/06 through 9/30/06 was 6.89%.

(2)A weighted average of other stock, bond, and cash indexes. The index is reconstructed monthly and represents 60% of the risk of the U.S. equities market. Previously, the fund used the Russell 3000 Index as its primary benchmark index. Going forward, the fund will use the Dow Jones 60% U.S. Portfolio Index as a comparison, because its composition better matches the fund's investment objective and strategies. The since inception performance of the index is calculated from 9/30/01 for Class A, Class B, Class C, and Class Y and from 9/30/96 for Class R.

(3)Consists of 60% Russell 3000 Index, 15% Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, and 25% Lehman Aggregate Bond Index. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies (98% of the investable U.S. equity market) based on total market capitalization. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, and the Far East. The Lehman Aggregate Bond Index is an unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market. The since inception performance of the custom benchmark is calculated from 9/30/01 for Class A, Class B, Class C, and Class Y and from 9/30/96 for Class R.

(4)An unmanaged index that measures the performance of the 3,000 largest U.S. companies (98% of the investable U.S. equity market) based on total market capitalization.


                              7
                      PROSPECTUS - First American Lifecycle Funds

STRATEGY GROWTH & INCOME ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class R)(1)

                                  (BAR CHART)

      13.96%       8.20%      13.15%       2.07%      (6.52)%    (11.67)%     19.46%       9.72%       6.46%
       1997        1998        1999        2000        2001        2002        2003        2004        2005

     Best Quarter:
     Quarter ended  December 31, 1999    10.33%
     Worst Quarter:
     Quarter ended  September 30, 2002    (9.59)%

                                                                                                             Since
                                                                                                         Inception
                                                                                                         (Class A,
                                                                                                          Class B,
                                                                                                          Class C,          Since
AVERAGE ANNUAL TOTAL RETURNS                                Inception                                          and      Inception
AS OF 12/31/05                                                   Date      One Year      Five Years       Class Y)      (Class R)
---------------------------------------------------------------------------------------------------------------------------------
Strategy Growth & Income Allocation Fund
---------------------------------------------------------------------------------------------------------------------------------
  Class A (return before taxes)                               9/24/01        0.87%              N/A          5.99%            N/A
---------------------------------------------------------------------------------------------------------------------------------
  Class B (return before taxes)                               9/24/01        0.86%              N/A          6.23%            N/A
---------------------------------------------------------------------------------------------------------------------------------
  Class C (return before taxes)                               9/24/01        4.93%              N/A          6.60%            N/A
---------------------------------------------------------------------------------------------------------------------------------
  Class R (return before taxes)                               10/1/96        6.46%            2.88%            N/A          6.07%
---------------------------------------------------------------------------------------------------------------------------------
  Class R (return after taxes on distributions)                              5.82%            1.95%            N/A          4.35%
---------------------------------------------------------------------------------------------------------------------------------
  Class R (return after taxes on distributions and sale
  of fund shares)                                                            4.38%            1.93%            N/A          4.30%
---------------------------------------------------------------------------------------------------------------------------------
  Class Y (return before taxes)                               9/24/01        6.95%              N/A          7.64%            N/A
---------------------------------------------------------------------------------------------------------------------------------
Dow Jones 60% U.S. Portfolio Index(2) (reflects no
deduction for fees, expenses, or taxes)                                      6.00%            5.54%          9.02%          8.66%
---------------------------------------------------------------------------------------------------------------------------------
Custom Benchmark(3) (reflects no deduction for fees,
expenses, or taxes)                                                          5.51%            3.99%          7.44%          7.91%
---------------------------------------------------------------------------------------------------------------------------------
Russell 3000 Index(4) (reflects no deduction for fees,
expenses, or taxes)                                                          6.12%            1.58%          8.47%          8.51%

(1)Total return for the period from 1/1/06 through 9/30/06 was 6.50%.

(2)A weighted average of other stock, bond, and cash indexes. The index is reconstructed monthly and represents 60% of the risk of the U.S. equities market. Previously, the fund used the Russell 3000 Index as its primary benchmark index. Going forward, the fund will use the Dow Jones 60% U.S. Portfolio Index as a comparison, because its composition better matches the fund's investment objective and strategies. The since inception performance of the index is calculated from 9/30/01 for Class A, Class B, Class C, and Class Y and from 9/30/96 for Class R.

(3)Consists of 50% Russell 3000 Index, 10% Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, and 40% Lehman Aggregate Bond Index. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies (98% of the investable U.S. equity market) based on total market capitalization. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, and the Far East. The Lehman Aggregate Bond Index is an unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market. The since inception performance of the custom benchmark is calculated from 9/30/01 for Class A, Class B, Class C, and Class Y and from 9/30/96 for Class R.

(4)An unmanaged index that measures the performance of the 3,000 largest U.S. companies (98% of the investable U.S. equity market) based on total market capitalization.


                              8
                      PROSPECTUS - First American Lifecycle Funds